Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	Year ended December 31,
	2024	2023
	$’000	$’000
Cash at bank and in hand	28,577	41,390
Cash equivalents	72,214	37,030
	100,791	78,420